Note 6 - Risk Management -Liquidity Risk - Liquidity Coverage Ratio (LCR) (Details)	6 Months Ended
	Jun. 30, 2018
LCR Line Items
Average LCR	127.00%
Percentage of variation LCR taking into accout the impact of high quality liquid assets excluded in comparation with the average LCR	Taking into account the impact of these High Quality Liquid Assets excluded, LCR ratio would be 147%
LCR taking into account the impact of high quality liquid assets excluded	147%
BBVA Eurozone [Member]
LCR Line Items
Average LCR	153.00%	[1]
BBVA Bancomer [Member]
LCR Line Items
Average LCR	135.00%
BBVA Compass Member [Member]
LCR Line Items
Average LCR	142.00%	[2]
Garanti Bank [Member]
LCR Line Items
Average LCR	133.00%

[1]	(*) Includes: Spain, Portugal and Rest of Eurasia.
[2]	(**) Compass LCR calculated according to local regulation (Fed Modified LCR).